SHARE CAPITAL	6 Months Ended
Jun. 30, 2019
SHARE CAPITAL [Abstract]
SHARE CAPITAL
SHARE CAPITAL

The authorized share capital of the Company as at June 30, 2019 is $500,000,000 divided into 500,000,000 shares of $1.00 par value each, of which 170,968,092 shares (December 31, 2018:169,821,192 shares) of $1.00 par value each are in issue and fully paid.

In July 2018, the Company announced it had entered into an Equity Distribution Agreement dated July 24, 2018, with Morgan Stanley & Co. LLC for the offer and sale of up to $100.0 million of common shares of Frontline through an ATM. In the six months ended June 30, 2019, the Company issued 1,146,900 shares for combined proceeds of $9.3 million.